PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2018 and December 31, 2017 is summarized as follows:

	March 31, 2018	December 31, 2017
Computer equipment	$90,703	$87,059
Furniture and fixtures	12,975	12,975
Subtotal	103,678	100,034
Less accumulated depreciation	(84,221)	(81,318)
Property and equipment, net	$19,457	$18,716

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $2,903 and $3,069 for the three months ended March 31, 2018 and 2017, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2017 and 2016 is summarized as follows:

	2017	2016
Computer equipment	$87,059	$84,704
Furniture and fixtures	12,975	10,117
Subtotal	100,034	94,821
Less accumulated depreciation	(81,318)	(70,633)
Property and equipment, net	$18,716	$24,188

During the year ended December 31, 2017, the Company distributed equipment with a book value of $3,210 to a prior employee in connection with a settlement agreement.

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 5 years. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings.

Depreciation expense was $11,698 and $10,475 for the years ended December 31, 2017 and 2016, respectively.